GOODWILL	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

NOTE 7: GOODWILL

The Company’s goodwill consists of the following:

	June 30, 2021	December 31, 2020

Rohuma	$3,519,869	$-
Mimo Technologies	2,987,811	-

Net	$6,507,680	$-

For the period ended June 30, 2021, there were no indicators of impairment noted.